Net Loss From Continuing Operations	12 Months Ended
Dec. 31, 2024
Net Income (Loss) From Continuing Operations [Abstract]
NET LOSS FROM CONTINUING OPERATIONS	NET LOSS FROM CONTINUING OPERATIONS
a.Employee benefits expenses

	For the Year Ended December 31
	2024	2023	2022
Short-term employee benefits	$67,029	$64,761	$69,806
Defined contribution plans	2,667	2,719	3,064
Termination benefits	2,736	94	2,546
Share-based payments	11,644	26,324	37,907
	$84,076	$93,898	$113,323

An analysis of employee benefits expenses by function
Costs of revenues	$31,597	$26,418	$29,668
Operating expenses
Sales and marketing	12,293	15,532	21,580
General and administrative	14,751	23,816	27,684
Research and development	25,435	28,132	34,391
	$84,076	$93,898	$113,323
b.Depreciation and amortization expenses

	For the Year Ended December 31
	2024	2023	2022
Depreciation expenses of property, plant and equipment	$82,495	$84,785	$81,040
Depreciation expenses of right-of-use assets	14,146	13,013	12,835
Amortization expenses of intangible assets	367	579	932
	$97,008	$98,377	$94,807

An analysis of depreciation expenses by function
Costs of revenues	$88,787	$88,542	$85,147
Operating expenses
Sales and marketing	2,713	3,409	3,076
General and administrative	3,983	4,518	4,339
Research and development	1,158	1,329	1,313
	$96,641	$97,798	$93,875

An analysis of amortization expenses by function
Costs of revenues	$64	$62	$73
Operating expenses
Sales and marketing	45	160	183
General and administrative	151	85	187
Research and development	107	272	489
	$367	$579	$932
c.Other operating expenses

	For the Year Ended December 31
	2024	2023	2022
Impairment losses on property, plant and equipment	$31,963	$1,387	$—
Losses on disposal on property, plant and equipment	2,646	1,642	—
Impairment losses on right-of-use assets and intangibles	1,569	—	—
Customer care package	1,394	—	—
Loss on commitment	1,001	—	—
Other loss	108	—	—
	$38,681	$3,029	$—
d.Finance costs

	For the Year Ended December 31
	2024	2023	2022
Interest expense on bank loans	$13,114	$11,343	$8,694
Interest expense on lease liabilities	991	567	440
Interest expense on provisions for restoration	30	15	—
Interest expense on bonds	—	—	2,637
Modification loss on bank loans	—	—	900
	$14,135	$11,925	$12,671
e.Finance income

	For the Year Ended December 31
	2024	2023	2022
Interest income on deposits	$3,077	$2,847	$2,870
Others	106	99	72
	$3,183	$2,946	$2,942
f.Other income

	For the Year Ended December 31
	2024	2023	2022
Income related to government grants	$6,136	$6,422	$5,682
Others	1,021	949	709
	$7,157	$7,371	$6,391
g.Other losses, net

	For the Year Ended December 31
	2024	2023	2022
Foreign exchange gains (losses), net	$955	$(346)	$(1,719)
Others	(2,383)	(607)	(1,458)
	$(1,428)	$(953)	$(3,177)
h.Gains on financial liabilities at FVTPL

	For the Year Ended December 31
	2024	2023	2022
Gains on earnout liabilities	$14,969	$7,767	$110,276
Gains on earn-in liabilities	8,297	4,305	61,124
Gains on warrant liabilities	4,912	4,045	34,825
Losses on redeemable preferred shares	—	—	(287)
	$28,178	$16,117	$205,938